LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2017
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

NOTE 28 — LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances as of December 31, 2017 and December 31, 2016, are the following:

CURRENT ASSETS	12.31.2017	12.31.2016
	ThCh$	ThCh$
Cash and cash equivalents	136,242,116	141,263,880
US Dollars	6,973,298	53,073,628
Euros	17,245	4,926
Chilean pesos	80,985,719	48,891,546
Brazilian Real	21,779,408	26,072,201
Argentine Pesos	19,681,449	5,105,633
Paraguayan Guarani	6,804,997	8,115,946

Other financial assets	14,138,161	60,152,627
Unidad de Fomento	13,647,997	53,868,075
Brazilian Real	366,595	4,699,975
Argentine Pesos	123,569	—
Paraguayan Guarani	—	1,584,577

Other non-financial assets	5,611,861	8,601,209
US Dollars	70,975	37,052
Unidad de Fomento	9,790	—
Chilean pesos	3,049,402	5,830,276
Brazilian Real	1,447,790	1,773,583
Argentine Pesos	632,428	370,574
Paraguayan Guarani	401,476	589,724

Trade and other accounts receivable, net	191,284,680	190,524,354
US Dollars	541,579	1,265,303
Euros	112,763	308,578
Unidad de Fomento	1,673,147	2,354,310
Chilean pesos	75,797,942	71,977,019
Brazilian Real	75,387,122	74,902,213
Argentine Pesos	30,870,192	33,859,436
Paraguayan Guarani	6,901,935	5,857,495

Accounts receivable from related companies	5,370,232	5,788,683
US Dollars	16,674	—
Chilean pesos	5,172,144	5,788,683
Argentine Pesos	181,414	—

Inventory	131,363,000	144,709,348
US Dollars	3,046,600	5,469,362
Euros	262,204	6,634
Chilean pesos	39,750,597	34,276,101
Brazilian Real	33,834,631	41,670,656
Argentine Pesos	43,857,361	51,163,685
Paraguayan Guarani	10,611,607	12,122,910

Current tax assets	—	1,702,296
Brazilian Real	—	1,702,296

Total Current Assets	484,010,050	552,742,397
US Dollars	10,649,126	59,845,345
Euros	392,212	320,138
Unidad de Fomento	15,330,934	56,222,385
Chilean pesos	204,755,804	166,763,625
Brazilian Real	132,815,546	150,820,924
Argentine Pesos	95,346,413	90,499,328
Paraguayan Guarani	24,720,015	28,270,652

NON-CURRENT ASSETS	12.31.2017	12.31.2016
	ThCh$	ThCh$
Other financial assets	74,259,085	80,180,880
Chilean pesos	2,212,688	16,697,871
Brazilian Real	63,531,839	63,483,009
Argentine Pesos	8,514,558	—

Other non-financial assets	47,394,345	35,246,823
Unidad de Fomento	—	269,333
Chilean pesos	395,857	188,472
Brazilian Real	45,334,405	32,660,854
Argentine Pesos	1,626,255	2,079,079
Paraguayan Guarani	37,828	49,085

Trade and other receivables	2,395,851	3,527,732
Unidad de Fomento	2,335,322	3,436,831
Chilean pesos	—	7,021
Argentine Pesos	2,193	5,425
Paraguayan Guarani	58,336	78,455

Accounts receivable from related parties	156,492	147,682
Chilean pesos	156,492	147,682

Investments accounted for under the equity method	86,809,069	77,197,781
Chilean pesos	33,789,538	23,854,602
Brazilian Real	53,019,531	53,343,179

Intangible assets other than goodwill	663,272,878	680,996,062
US Dollars	3,959,421	—
Chilean pesos	307,165,028	306,067,525
Brazilian Real	188,401,129	208,399,580
Argentine Pesos	922,226	1,233,441
Paraguayan Guarani	162,825,074	165,295,516

Goodwill	93,598,217	102,919,505
Chilean pesos	9,523,767	9,523,767
Brazilian Real	72,488,336	80,125,090
Argentine Pesos	4,672,971	5,972,515
Paraguayan Guarani	6,913,143	7,298,133

Property, plant and equipment	659,750,499	666,150,885
US Dollars	190,365	1,038,400
Euros	5,362,096	5,787,857
Chilean pesos	271,391,436	277,939,125
Brazilian Real	240,781,729	221,111,732
Argentine Pesos	77,580,966	89,379,062
Paraguayan Guarani	64,443,907	70,894,709

Deferred tax assets	3,212,981	—
Argentine Pesos	3,212,981	—

Total Non-Current Assets	1,630,849,417	1,646,367,350
US Dollars	4,149,786	1,038,400
Euros	5,362,096	5,787,857
Unidad de Fomento	2,335,322	3,706,164
Chilean pesos	624,634,806	634,426,065
Brazilian Real	663,556,969	659,123,444
Argentine Pesos	96,532,150	98,669,522
Paraguayan Guarani	234,278,288	243,615,898

	As of December 31, 2017			As of December 31, 2016
CURRENT LIABILITIES	Until 90 days	More 90 days until 1 year	Total	Until 90 days	More 90 days until 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities	13,536,530	54,444,874	67,981,405	12,287,632	52,512,938	64,800,570
US Dollars	25,540	4,563,131	4,588,671	24,684	6,020,277	6,044,961
Unidad de Fomento	6,735,155	9,892,144	16,627,299	10,035,543	12,637,744	22,673,287
Chilean peso	—	10,342,404	10,342,404	—	9,148,589	9,148,589
Brazilian real	5,084,725	15,589,691	20,674,417	1,816,540	22,376,912	24,193,452
Argentine peso	1,691,110	13,185,694	14,876,803	410,865	1,590,238	2,001,103
Paraguayan Guaraní	—	871,811	871,811	—	739,178	739,178

Trade and other accounts payable	251,551,666	5,967,811	257,519,477	240,350,658	2,485,698	242,836,356
US Dollars	11,716,262	29,728	11,745,990	8,331,196	—	8,331,196
Euros	2,202,581	80,070	2,282,651	4,958,363	—	4,958,363
Unidad de Fomento	2,198,131	—	2,198,131	8,312,403	—	8,312,403
Chilean peso	82,576,800	5,823,291	88,400,091	68,190,344	2,466,116	70,656,460
Brazilian real	74,524,169	—	74,524,169	58,354,740	—	58,354,740
Argentine peso	69,859,508	52,403	69,911,911	85,051,314	19,582	85,070,896
Paraguayan Guaraní	8,472,550	(17,681)	8,454,869	7,152,298	—	7,152,298
Other Currency	1,665	—	1,665	—	—	—

Trade and other accounts payable to related companies	33,728,629	232,808	33,961,437	44,120,335	—	44,120,335
Chilean peso	15,297,780	232,808	15,530,588	12,927,085	—	12,927,085
Brazilian real	18,430,849	—	18,430,849	20,917,319	—	20,917,319
Argentine peso	—	—	—	10,275,931	—	10,275,931

Provisions	2,616,340	60,078	2,676,418	622,993	59,785	682,778
Chilean peso	2,616,340	—	2,616,341	622,993	—	622,993
Paraguayan Guaraní	—	60,078	60,078	—	59,785	59,785

Income taxes payable	543,874	2,641,091	3,184,965	—	10,828,593	10,828,593
Chilean peso	184,406	—	184,406	—	2,785,425	2,785,425
Brazilian real	359,468	359,468	718,936	—	—	—
Argentine peso	—	2,155,680	2,155,680	—	7,613,012	7,613,012
Paraguayan Guaraní	—	125,943	125,943	—	430,156	430,156

Employee benefits current provisions	—	35,955,643	35,955,643	—	35,653,431	35,653,431
Chilean peso	—	6,365,543	6,365,543	—	6,177,733	6,177,733
Brazilian real	—	16,412,363	16,412,363	—	17,117,494	17,117,494
Argentine peso	—	12,371,827	12,371,827	—	11,640,535	11,640,535
Paraguayan Guaraní	—	805,911	805,911	—	717,669	717,669

Other non-financial liabilities	648.171	26.359.806	27.007.977	1,705,768	18,907,023	20,612,791
Unidad de Fomento	—	—	—	204,724	—	204,724
Chilean peso	190.529	26.111.396	26.301.926	1,198,755	18,729,079	19,927,834
Argentine peso	457.642	—	457.642	302,289	—	302,289
Paraguayan Guaraní	—	248.410	248.410	—	177,944	177,944

Total current liabilities	302.625.210	125.662.112	428.287.322	299,087,386	120,447,468	419,534,854
US Dollars	11.741.801	4.592.859	16.334.660	8,355,880	6,020,277	14,376,157
Euros	2.202.581	80.070	2.282.651	4,958,363	—	4,958,363
Unidad de Fomento	8.933.286	9.892.144	18.825.430	18,552,670	12,637,744	31,190,414
Chilean peso	100.865.856	48.875.441	149.741.297	82,939,177	39,306,942	122,246,119
Brazilian real	98.399.211	32.361.522	130.760.733	81,088,599	39,494,406	120,583,005
Argentine peso	72.008.260	27.765.604	99.773.864	96,040,399	20,863,367	116,903,766
Paraguayan Guaraní	11,085,414	1,830,641	12,916,055	7,152,298	2,124,732	9,277,030
Other Currency	1,665	—	1,665	—	—	—

	As of December 31, 2017				As of December 31, 2016
NON-CURRENT LIABILITIES	More than 1 until 3 years	More than 3 years until 5 years	More than 5 years	Total	More than 1 until 3 years	More than 3 years until 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities	8,699,548	19,460,071	647,607,582	675.767.201	45,118,483	30,672,918	645,779,186	721,570,587
US$ Dollars	—	—	350,249,864	350,249,864	—	—	379,760,266	379,760,266
Unidad de Fomento	—	13,399,069	286,671,866	300,070,935	25,399,983	23,132,311	258,325,173	306,857,467
Brazilian real	8,699,548	6,061,002	10,685,852	25.446.402	19,361,706	7,540,607	7,693,747	34,596,060
Argentine peso	—	—	—	—	356,794	—	—	356,794

Trade and other payables	1,132,926	—	—	1.132.926	9,509,827	—	—	9,509,827
US$ Dollars	748,565	—	—	748.565	1,200,187	—	—	1,200,187
Unidad de Fomento	—	—	—	—	8,003,199	—	—	8,003,199
Chilean peso	356,221	—	—	356.221	304,124	—	—	304,124
Argentine peso	28,140	—	—	28.140	2,317	—	—	2,317

Provisions	62,947,748	—	—	62.947.748	72,399,115	—	—	72,399,115
Chilean peso	5,000,000	—	—	5.000.000	—	—	—	—
Brazilian real	56,607,720	—	—	56.607.720	71,115,841	—	—	71,115,841
Argentine peso	1,340,028	—	—	1.340.028	1,283,274	—	—	1,283,274

Deferred income tax liabilities	19,317,807	91,769	105,794,989	125.204.566	13,035,795	14,627,908	97,945,099	125,608,802
Chilean peso	252,448	91,769	92,319,662	92.663.879	—	—	97,945,099	97,945,099
Brazilian real	19,065,360	—	—	19.065.360	16,659,246	—	—	16,659,246
Argentine peso	—	—	—	—	(3,623,451)	—	—	(3,623,451)
Paraguayan Guaraní	—	—	13,475,327	13.475.327	—	14,627,908	—	14,627,908

Post-employment benefit liabilities	359,760	62,742	7,863,853	8.286.355	364,502	—	7,793,243	8,157,745
Chilean peso	163,756	62,742	7,863,853	8.090.351	181,257	—	7,793,243	7,974,500
Paraguayan Guaraní	196,004	—	—	196.004	183,245	—	—	183,245

Other non-financial liabilities	—	—	—	—	158,790	—	—	158,790
Brazilian real	—	—	—	—	158,790	—	—	158,790

Total non-current liabilities	92,457,790	19,614,582	761,266,424	873.338.796	140,586,512	45,300,826	751,517,528	937,404,866
US$ Dollars	748,565	—	350,249,864	350,998,429	1,200,187	—	379,760,266	380,960,453
Unidad de Fomento	—	13,399,069	286,671,866	300,070,.935	33,403,182	23,132,311	258,325,173	314,860,666
Chilean peso	5,772,425	154,511	100,183,515	106,110,451	485,381	—	105,738,342	106,223,723
Brazilian real	84,372,628	6,061,002	10,685,852	101,119,482	107,295,583	7,540,607	7,693,747	122,529,937
Argentine peso	1,368,168	—	—	1,368,168	(1,981,066)	—	—	(1,981,066)
Paraguayan Guaraní	196,004	—	13,475,327	13,671,331	183,245	14,627,908	—	14,811,153